Statement of Financial Position (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Cash and Cash Equivalents, at Carrying Value	$ 198,219	$ 157,872
Accounts Receivable, Net, Current	481,313	335,301
Other Receivables, Net, Current	67,081	40,067
Inventory, Net	632,923	452,633
Deferred Tax Assets, Net, Current	32,959	28,143
Prepaid Expense and Other Assets, Current	62,781	49,273
Assets, Current	1,475,276	1,063,289
Property, Plant and Equipment, Net	412,551	214,017
Deferred Costs and Other Assets	26,050	27,711
Goodwill Including Bankruptcy Reorganization	1,476,672	694,245
Intangible Assets, Net (Excluding Goodwill)	2,163,166	1,714,929
Unamortized Debt Issuance Expense	65,329	39,320
Assets	5,619,044	3,753,511
Long-term Debt, Current Maturities	102,921	16,414
Accounts Payable, Current	525,519	325,023
Employee-related Liabilities, Current	82,056	82,119
Accrued Income Taxes, Current	32,613	30,272
Interest Payable, Current	36,731	30,473
Other Accrued Liabilities, Current	171,074	124,597
Liabilities, Current	950,914	608,898
Long-term Debt and Capital Lease Obligations	3,115,942	1,652,886
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	96,612	89,994
Deferred Tax Liabilities, Net, Noncurrent	492,774	377,465
Other Liabilities, Noncurrent	28,879	31,578
Liabilities	4,685,121	2,760,821
Additional Paid in Capital, Common Stock	1,393,124	1,359,946
Retained Earnings (Accumulated Deficit)	(469,886)	(333,821)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(38,521)	(33,435)
Stockholders' Equity Attributable to Parent	884,717	992,690
Stockholders' Equity Attributable to Noncontrolling Interest	49,206	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	933,923	992,690
Liabilities and Equity	$ 5,619,044	$ 3,753,511